Liquidity - additional information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended				6 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	Mar. 31, 2023 GBP (£) extensionOption	Feb. 28, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure Of Financial Instruments [Line Items]
Ratio of floating rate borrowings after impact of derivatives					0.14	0.19	0.12	0.12
Ratio of fixed rate borrowings after impact of derivatives					0.86	0.81	0.88	0.88
Ratio on net debt basis of floating rate borrowings after offsetting liquid assets					0.05	0.10	0.03	0.03
Ratio on net debt basis of fixed rate borrowings after offsetting liquid assets					0.95	0.90	0.97	0.97
Ratio of floating rate borrowings, excluding cash and other liquid assets in Canada					0.09	0.13	0.07	0.07
Ratio of fixed rate borrowings, excluding cash and other liquid assets in Canada					0.91	0.87	0.93	0.93
Liquidity risk
Disclosure Of Financial Instruments [Line Items]
Target average centrally managed bond maturity					5 years
Average centrally managed debt maturity of bonds					9 years 6 months	10 years 1 month 6 days	9 years 10 months 24 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period					1850.00%	18.30%	18.60%	18.60%
Borrowing capacity under US commercial paper programme | $								$ 4,000
Borrowing capacity under Euro commercial paper programme					£ 3,000
Commercial paper outstanding					269	£ 727	£ 27
Borrowings capacity					5,500
Issuance of bond | $			$ 800
Repayments of bonds at maturity	$ 48			€ 750
Liquidity risk | Between March 2022 to March 2023
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility		£ 2,500
Liquidity risk | Until March 2025
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility		3,000
Liquidity risk | Between March 2025 to March 2026
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility		2,500
Liquidity risk | Not later than 2 years
Disclosure Of Financial Instruments [Line Items]
Borrowings					4,000
Liquidity risk | 364-day tranches
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility		£ 2,700
Period of tranche		364 days
Extension options | extensionOption		2
Extension period		1 year
Term out period		1 year
Liquidity risk | 5-year tranche
Disclosure Of Financial Instruments [Line Items]
Period of tranche		5 years
Liquidity risk | 5-year tranche | Between March 2026 to March 2027
Disclosure Of Financial Instruments [Line Items]
Revolving credit facility		£ 2,850
Liquidity risk | Bilateral facilities
Disclosure Of Financial Instruments [Line Items]
Short term borrowing capacity					2,900
Bilateral facility withdrawn and outstanding					1,500
Undrawn borrowing facilities					£ 1,400
Liquidity risk | Fixed rate
Disclosure Of Financial Instruments [Line Items]
Target for floating to fixed rate debt					50.00%
Liquidity risk | Top of range
Disclosure Of Financial Instruments [Line Items]
Target centrally managed debt maturing in a rolling 12-month period					20.00%